Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party balances and transactions
Summary of balances with related parties

	At December 31,
	2024	2023
Year-end balances

(a) Arising from sales / purchases of goods / other
Trade receivables with associates	2,379	4,200
Trade receivables with other related parties	2,734	962
Other receivables with associates	—	58
Other receivables with other related parties	9,239	9,257
Other financial assets with associates	3,260	3,108
Other financial assets with other related parties(*)	44,637	28,327
Trade payables to associates	(1,123)	(2,765)
Trade payables to other related parties	(3,877)	(2,501)
	57,249	40,646
(b) Other liabilities
Other liabilities to associates(**)	(13,813)	(15,539)
Other liabilities to other related parties	(1,237)	(2,425)
	(15,050)	(17,964)
(c) Other balances
Cash at banks in other related parties	34,102	23,249
	34,102	23,249

Schedule of transactions with related parties

	For the year ended December 31,
	2024	2023	2022
Transactions
Aeronautical/Commercial revenue	27,120	14,267	9,957
Fees	(13,066)	(10,300)	(7,266)
Interest accruals	1,855	660	1,240
Acquisition of goods and services	(31,124)	(22,955)	(22,278)
Compensation to the Group’s key staff	(4,871)	(4,249)	(3,806)
Others	(2,593)	(4,198)	(4,367)